Segment Information - Summary of Reconciles Segment Gross Profit to Loss Before Income Taxes (Details) - USD ($) $ in Thousands				3 Months Ended				12 Months Ended
		Aug. 04, 2023	[4]	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting [Abstract]
Gross profit (loss)				$ 157		$ 0		$ 2,062		$ (20,160)
Research and development				12,641		31,082		95,408	[1]	140,666	[1]
Selling and marketing				865		2,484		5,607		17,401
General and administrative				11,036		15,682		46,422	[1],[2]	85,285	[1],[2]
Impairment expense								0		76,889
Goodwill impairment								0		58,251
Gain on change in fair value of contingent consideration				0		(2,765)		(23,900)		20,200
Interest income				(5)		(1,330)		(1,962)		(1,748)
Interest expense								3,619		0
Other expense (income), net				(232)		(260)		(2,118)		(5,666)
Loss on change in fair value of Convertible Notes	[3]							21,960		0
Gain on change in fair value of Convertible Notes				(47,270)		0
Gain on change in fair value of warrants		$ (6,005)		(15,007)	[5],[6],[7]	0	[5],[6],[7]	6,529	[8],[9]	0	[8],[9]
Loss on extinguishment of debt								28,873		0
Loss on extinguishment of convertible notes attributable to related parties								0		0
Income (loss) before taxes				$ 38,129		$ (44,893)		$ (178,376)		$ (411,438)

[1]	The Company recognized compensation expense of $3.7 million and $1.9 million in General and administrative and Research and development, respectively, representing the excess of the fair value of the Convertible Notes and Company Warrants issued to our CEO and CTO, respectively, over the cash consideration paid for the Convertible Notes and Company Warrants.
[2]	The Company made purchases of $1.0 million from a related party during the year ended December 31, 2022.
[3]	The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million, respectively.
[4]	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.
[5]	Refer to the Condensed Consolidated Statements of Operations for descriptions of related party transactions.
[6]	The Company recognized a gain of $3.6 million during the three months ended March 31, 2024 related to changes in fair value of Company Warrants held by an affiliate of a director.
[7]	The Company recognized gains on change in fair value of Company Warrants held by the CEO and CTO of $1.4 million and $0.7 million, respectively, during the three months ended March 31, 2024.
[8]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[9]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.